Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 499	$ 262
Investments:
Fixed maturities, available for sale at fair value (amortized cost — $27,310 and $24,903)	28,020	25,486
Fixed maturities, trading at fair value	117	114
Equity securities, available for sale at fair value (cost — $447 and $489)	495	486
Mortgage loans	890	880
Policy loans	192	201
Real estate and other investments	763	597
Total cash and investments	30,976	28,026
Recoverables from reinsurers	343	355
Deferred policy acquisition costs (including the impact of unrealized gains on securities of $273 and $233)	997	954
Accrued investment income	262	242
Variable annuity assets (separate accounts)	600	608
Equity options — fixed-indexed annuities	492	241
Funds held as collateral	380	211
Other assets	312	191
Total assets	34,362	30,828
Liabilities and Equity:
Annuity benefits accumulated (including the impact of unrealized gains on securities of $78 and $64)	29,907	26,622
Life, accident and health reserves	691	705
Variable annuity liabilities (separate accounts)	600	608
Liability for funds held as collateral	380	211
Net deferred tax liabilities	10	31
Other liabilities	207	303
Total liabilities	31,795	28,480
Shareholder’s equity:
Common Stock, par value — $12.50 per share: — 1,200,000 shares authorized — 201,000 shares issued and outstanding	3	3
Capital surplus	938	892
Retained earnings	1,302	1,206
Accumulated other comprehensive income, net of tax	266	192
Total shareholder’s equity	2,509	2,293
Noncontrolling interests	58	55
Total equity	2,567	2,348
Total liabilities and equity	$ 34,362	$ 30,828